Property and Equipment, Net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2013	2014
Computer equipment	$3,358	$9,753
Office equipment	270	1,282
Vehicles	36	35
Leasehold improvement	709	2,576
Less: accumulated depreciation	(989)	(3,794)
Exchange difference	(21)	84

	$3,363	$9,936

Depreciation expenses charged to the consolidated statements of operations for the years ended December 31, 2012, 2013 and 2014 were $147, $842 and $2,805, respectively.